EXHIBIT 99.1

MONTHLY SERVICER'S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2011-1

Collection Period	9/01/11-9/30/11
Determination Date	10/10/2011
Distribution Date	10/17/2011

Pool Balance

1.	Pool Balance on the close of the last day of the preceding Collection Period				$545,677,232.40
2.	Collections allocable to Principal				$16,216,694.80
3.	Purchase Amount allocable to Principal				$0.00
4.	Defaulted Receivables				$737,769.71

5.	Pool Balance on the close of the last day of the related Collection Period				$528,722,767.89
	(Ln1 - Ln2 - Ln3 - Ln4)

6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				34,593

7.	Initial Pool Balance				$650,000,010.85

			Beginning		End
8.	Note Balances		of Period		of Period
	a.	Class A-1 Note Balance	$16,037,751.15		$0.00
	b.	Class A-2 Note Balance	$147,000,000.00		$146,320,649.14
	c.	Class A-3 Note Balance	$225,000,000.00		$225,000,000.00
	d.	Class A-4 Note Balance	$110,050,000.00		$110,050,000.00
	e.	Class B Note Balance	$15,900,000.00		$15,900,000.00
	f.	Class C Note Balance	$15,900,000.00		$15,900,000.00
	g.	Class D Note Balance	$8,150,000.00		$8,150,000.00

	h.	Note Balance (sum a - g)	$538,037,751.15		$521,320,649.14

9.	Pool Factors
	a.	Class A-1 Note Pool Factor	0.1252949		0.0000000
	b.	Class A-2 Note Pool Factor	1.0000000		0.9953786
	c.	Class A-3 Note Pool Factor	1.0000000		1.0000000
	d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
	e.	Class B Note Pool Factor	1.0000000		1.0000000
	f.	Class C Note Pool Factor	1.0000000		1.0000000
	g.	Class D Note Pool Factor	1.0000000		1.0000000

	h.	Note Pool Factor	0.8277504		0.8020318

10.	Overcollateralization Target Amount				$7,402,118.75
11.	Current overcollateralization amount (Pool Balance - Note Balance)				$7,402,118.75
12.	Weighted Average Coupon			%	8.64%
13.	Weighted Average Original Term			months	64.94
14.	Weighted Average Remaining Term			months	54.61

Collections

15.	Finance Charges:
	a.	Collections allocable to Finance Charge			$4,099,952.67
	b.	Liquidation Proceeds allocable to Finance Charge			$0.00
	c.	Purchase Amount allocable to Finance Charge			$0.00

	d.	Available Finance Charge Collections (sum a - c)			$4,099,952.67

16.	Principal:
	a.	Collections allocable to Principal			$16,216,694.80
	b.	Liquidation Proceeds allocable to Principal			$269,965.05
	c.	Purchase Amount allocable to Principal			$0.00

	d.	Available Principal Collections (sum a - c)			$16,486,659.85

17.	Total Finance Charge and Principal Collections (15d+16d)		$	20,586,612.52
18.	Interest Income from Collection Account		$	631.41
19.	Simple Interest Advances		$	0.00

20.	Available Collections (Ln 17 + 18 + 19)		$	20,587,243.93

Available Funds

21.	Available Collections		$	20,587,243.93
22.	Reserve Account Draw Amount		$	0.00

23.	Available Funds		$	20,587,243.93

Application of Available Funds

24.	Servicing Fee
	a.	Monthly Servicing Fee	$	454,731.03
	b.	Amount Unpaid from Prior Months	$	0.00
	c.	Amount Paid	$	454,731.03

	d.	Shortfall Amount (a + b - c)	$	0.00

25.	Unreimbursed Servicer Advances		$	0.00

26.	Backup Servicing Fees and Unpaid Transition Expenses
	a.	Monthly Servicing Fee	$	3,410.48
	b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$	0.00
	c.	Other Unpaid Backup Servicing Fees	$	0.00
	d.	Amount Paid	$	3,410.48

	e.	Shortfall Amount (a + b + c - d)	$	0.00

27.	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest	$	4,760.57
	b.	Additional Note Interest related to Class A-1 Monthly Interest	$	0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$	0.00

	d.	Total Class A-1 Note Interest (sum a - c)	$	4,760.57

	e.	Class A-2 Monthly Interest	$	88,200.00
	f.	Additional Note Interest related to Class A-2 Monthly Interest	$	0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$	0.00

	h.	Total Class A-2 Note Interest (sum e - g)	$	88,200.00

	i.	Class A-3 Monthly Interest	$	241,875.00
	j.	Additional Note Interest related to Class A-3 Monthly Interest	$	0.00
	k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$	0.00

	l.	Total Class A-3 Note Interest (sum i - k)	$	241,875.00

	m.	Class A-4 Monthly Interest	$	198,090.00
	n.	Additional Note Interest related to Class A-4 Monthly Interest	$	0.00
	o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$	0.00

	p.	Total Class A-4 Note Interest (sum m - o)	$	198,090.00

28.	Priority Principal Distributable Amount		$	0.00

29.	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$	34,847.50
	b.	Additional Note Interest related to Class B Monthly Interest	$	0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$	0.00

	d.	Total Class B Note Interest (sum a - c)	$	34,847.50

30.	Secondary Principal Distributable Amount		$	0.00

31.	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$	37,497.50
	b.	Additional Note Interest related to Class C Monthly Interest	$	0.00
	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$	0.00

	d.	Total Class C Note Interest (sum a - c)	$	37,497.50

32.	Tertiary Principal Distributable Amount		$	1,164,983.26

33.	Class D Noteholder Interest Amount
	a.	Class D Monthly Interest	$	24,585.83
	b.	Additional Note Interest related to Class D Monthly Interest	$	0.00
	c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$	0.00

	d.	Total Class D Note Interest (sum a - c)	$	24,585.83

34.	Quaternary Principal Distributable Amount		$8,150,000.00
35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))		$10,402,981.17
36.	Reserve Account Deficiency		$0.00
37.	Regular Principal Distributable Amount		$7,402,118.75
38.	Remaining Unpaid Servicer Transition Expenses, if any		$0.00
39.	Additional Servicing Fees, if any		$0.00
40.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity

41.	Deposits
	a.	Total Daily Deposits of Finance Charge Collections	$4,099,952.67
	b.	Total Daily Deposits of Principal Collections	$16,486,659.85
	c.	Withdrawal from Reserve Account	$0.00
	d.	Interest Income	$631.41

	e.	Total Deposits to Collection Account (sum a - d)	$20,587,243.93

42.	Withdrawals
	a.	Servicing Fee and Unreimbursed Servicer Advances	$454,731.03
	b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$3,410.48
	c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$17,346,958.41
	d.	Deposit to Reserve Account	$0.00
	e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$2,782,144.01

	f.	Total Withdrawals from Collection Account (sum a - e)	$20,587,243.93

Note Payment Account Activity

43.	Deposits
	a.	Class A-1 Interest Distribution	$4,760.57
	b.	Class A-2 Interest Distribution	$88,200.00
	c.	Class A-3 Interest Distribution	$241,875.00
	d.	Class A-4 Interest Distribution	$198,090.00
	e.	Class B Interest Distribution	$34,847.50
	f.	Class C Interest Distribution	$37,497.50
	g.	Class D Interest Distribution	$24,585.83

	h.	Class A-1 Principal Distribution	$16,037,751.15
	i.	Class A-2 Principal Distribution	$679,350.86
	j.	Class A-3 Principal Distribution	$0.00
	k.	Class A-4 Principal Distribution	$0.00
	l.	Class B Principal Distribution	$0.00
	m.	Class C Principal Distribution	$0.00
	n.	Class D Principal Distribution	$0.00

	o.	Total Deposits to Note Payment Account (sum a - n)	$17,346,958.41

44.	Withdrawals
	a.	Class A-1 Distribution	$16,042,511.72
	b.	Class A-2 Distribution	$767,550.86
	c.	Class A-3 Distribution	$241,875.00
	d.	Class A-4 Distribution	$198,090.00
	e.	Class B Distribution	$34,847.50
	f.	Class C Distribution	$37,497.50
	g.	Class D Distribution	$24,585.83

	h.	Total Withdrawals from Note Payment Account (sum a - g)	$17,346,958.41

Certificate Payment Account Activity

45.	Deposits
	a.	Excess Collections	$2,782,144.01
	b.	Reserve Account surplus (Ln 55)	$57.14

	c.	Total Deposits to Certificate Payment Account (sum a - b)	$2,782,201.15

46.	Withdrawals
	a.	Certificateholder Distribution	$2,782,201.15

	b.	Total Withdrawals from Certificate Payment Account	$2,782,201.15

Required Reserve Account Amount

47.	Lesser of: (a or b)
	a. $1,625,000.00		$	1,625,000.00
	b. Note Balance		$	521,320,649.14

48.	Required Reserve Account Amount		$	1,625,000.00

Reserve Account Reconciliation

49.	Beginning Balance (as of end of preceding Distribution Date)		$	1,625,000.00
50.	Investment Earnings		$	57.14
51.	Reserve Account Draw Amount		$	0.00

52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)		$	1,625,057.14
53.	Deposit from Available Funds (Ln 42d)		$	0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and		$	0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee		$	0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist		$	57.14

56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)		$	1,625,000.00
57.	Reserve Account Deficiency (Ln48 - Ln56)		$	0.00

Instructions to the Trustee

58.	Amount to be deposited from the Reserve Account into the Collection Account		$	0.00
59.	Amount to be paid to Servicer from the Collection Account		$	454,731.03
60.	Amount to be paid to Backup Servicer from the Collection Account		$	3,410.48
61.	Amount to be deposited from the Collection Account into the Note Payment Account		$	17,346,958.41
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account		$	2,782,144.01
63.	Amount to be deposited from the Collection Account into the Reserve Account		$	0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds
	Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount		$	0.00
	b. the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists		$	57.14
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account		$	16,042,511.72
66.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account		$	767,550.86
67.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account		$	241,875.00
68.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account		$	198,090.00
69.	Amount to be paid to Class B Noteholders from the Note Payment Account		$	34,847.50
70.	Amount to be paid to Class C Noteholders from the Note Payment Account		$	37,497.50
71.	Amount to be paid to Class D Noteholders from the Note Payment Account		$	24,585.83
72.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess
	Collections and Reserve Account surplus		$	2,782,201.15

Net Loss and Delinquency Activity

73.	Net Losses with respect to preceding Collection Period		$	467,804.66
74.	Cumulative Net Losses		$	1,587,123.72
75.	Cumulative Net Loss Percentage			0.2442%

76.	Delinquency Analysis	Number of Loans		Principal Balance

	a. 31 to 60 days past due	339	$	5,511,276.76
	b. 61 to 90 days past due	82	$	1,424,966.29
	c. 91 or more days past due	51	$	673,455.27

	d. Total Past Due (sum a-c)	472		7,609,698.32

Servicer Covenant

77.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter	$	2,420,345,000.00
78.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on October 10, 2011.

CARMAX BUSINESS SERVICES, LLC
As Servicer

By:	/s/ Keith D. Browning

Name:	Keith D. Browning

Title:	Executive Vice President